Borrowings - Schedule of Principal Repayments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Principal Repayments [Abstract]
2025	$ 9,230,229	$ 3,829,169
2026	66,789	9,245,977
2027	239,081	66,789
2028		239,081
2029		0
there after		0
Total	$ 13,081,016	$ 13,381,016	$ 14,669,280